DEBT (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Total debt	$ 15,635	$ 27,618
Less: current portion of debt	15,144	20
Total long-term debt	491	27,598
Senior secured convertible notes
Disclosure of detailed information about borrowings [line items]
Total debt	0	27,087	$ 0
Loan payable
Disclosure of detailed information about borrowings [line items]
Total debt	511	531	$ 550
Seller's notes
Disclosure of detailed information about borrowings [line items]
Total debt	$ 15,124	$ 0